Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,704,385,154.64
Previously Paid Amount	0.00
Total Fee Amount	649,675.59
Total Offset Amount	0.00
Net Fee	$ 649,675.59
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A